Leases (Details) - Schedule of Cash Flow Information Related to Finance Leases - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$ 33,216	$ 29,141